Note 16 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2019	19,605	14,500,000	4,257,361	18,757,361
Dividends declared	81	-	78,639	78,639
Redemption of Preferred shares	(11,686)	(8,155,055)	(3,530,945)	(11,686,000)
Preferred deemed dividend	-	504,577	-	504,577
Balance, December 31, 2019	8,000	6,849,522	805,055	7,654,577
Dividends declared	365	-	365,059	365,059
Balance, December 31, 2020	8,365	6,849,522	1,170,114	8,019,636
Redemption of Preferred shares	(2,000)	(2,000,000)	-	(2,000,000)
Preferred shares converted to common shares	(6,365)	(5,195,150)	(1,170,114)	(6,365,264)
Preferred deemed dividend	-	345,628	-	345,628
Balance, December 31, 2021	-	-	-	-